Group plc statement of changes in equity - GBP (£) £ in Millions	Total	Share Capital [Member] [1]	Share Premium [Member] [2]	Merger Reserve [Member] [3]	Own Shares [Member] [4]	Retained (Loss) Earnings [Member]	BT Group plc [Member]	BT Group plc [Member] Share Capital [Member] [5]	BT Group plc [Member] Share Premium [Member]	BT Group plc [Member] Capital Redemption Reserve [Member]	BT Group plc [Member] Merger Reserve [Member]	BT Group plc [Member] Own Shares [Member] [6]	BT Group plc [Member] Retained (Loss) Earnings [Member]	[6],[7]
Beginning balance at Mar. 31, 2015	£ 681	£ 419	£ 1,051	£ 998	£ (165)	£ (2,124)
Statements [Line Items]
Profit for the year	2,466					2,466
Dividends to shareholders	(1,078)					(1,078)
Share-based payments	58					58
Net buyback of own shares	(225)				50	(275)
Ending balance at Mar. 31, 2016	10,112	499	1,051	8,422	(115)	(430)	£ 17,838	£ 499	£ 1,051	£ 27	£ 7,424	£ (115)	£ 8,952
Statements [Line Items]
Profit for the year	1,908					1,908	97						97
Transfer to realised profit				1,775		(1,775)					(1,775)		1,775
Dividends to shareholders	(1,436)					(1,436)	(1,436)						(1,436)
Share-based payments	57					57	57						57
Net buyback of own shares	(136)				19	(155)	(136)					19	(155)
Ending balance at Mar. 31, 2017	8,335	499	1,051	6,647	(96)	(650)	16,420	499	1,051	27	5,649	(96)	9,290
Statements [Line Items]
Profit for the year	2,032					2,032	61						61
Transfer to realised profit						(83)
Dividends to shareholders	(1,524)					(1,524)	(1,524)						(1,524)
Share-based payments	84					84	84						84
Net buyback of own shares	(168)				(90)	(78)	(168)					(90)	(78)
Ending balance at Mar. 31, 2018	£ 10,304	£ 499	£ 1,051	£ 6,647	£ (186)	£ 1,759	£ 14,873	£ 499	£ 1,051	£ 27	£ 5,649	£ (186)	£ 7,833

[1]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2018 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2017: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	The merger reserve balance at 1 April 2015 arose on the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. On 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. In 2016/17, there was a transfer of £1,775m of merger reserve to realised profit following the settlement of an intercompany loan by qualifying consideration.
[4]	For further analysis of own shares, see note 21.
[5]	The allotted, called up and fully paid ordinary share capital of the company at 31 March 2018 was £499m (31 March 2017: £499m), representing 9,968,127,681 (31 March 2017: 9,968,127,681) ordinary shares of 5p each.
[6]	In 2017/18, 38,627,352 shares (2016/17: 49,758,963) were issued from Own shares to satisfy obligations under employee share schemes and executive share awards at a cost of £130m (2016/17: £225m). At 31 March 2018, 59,249,666 shares (31 March 2017: 21,993,165) with an aggregate nominal value of £1m (31 March 2017: £1m) were held as part of Own shares at cost.
[7]	As permitted by Section 408(3) of the Companies Act 2006, no profit and loss account of the company is presented. The profit for the financial year, dealt with in the profit and loss account of the company was £61m (2016/17: £97m).